Intangible Assets, net (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
The estimated useful lives of intangible assets are as follows:

Internally developed software	3 years
Software	3 years
Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Software	223,381	227,081	28,928
Internally developed software	70,655,285	72,489,883	9,234,498
Less: accumulated amortization	(52,091,503)	(55,147,403)	(7,025,236)
Intangible assets, net	18,787,163	17,569,561	2,238,190

Schedule of expected amortization expense
Amortization expense expected for the next five years is as follows:

Year ending December 31,	HK$	US$
2025 (remaining)	3,434,585	437,533
2026	5,713,679	727,867
2027	5,221,544	665,173
2028	1,990,795	253,608
2029	1,208,958	154,009
Total	17,569,561	2,238,190